UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00537

Franklin Custodian Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 12/31/16

Item 1. Schedule of Investments.

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, December 31, 2016 (unaudited)
Franklin DynaTech Fund
	Country	Shares	Value

Common Stocks 99.2%
Aerospace & Defense 1.9%
The Boeing Co	United States	125,000	$19,460,000
Raytheon Co	United States	250,000	35,500,000
			54,960,000
Air Freight & Logistics 0.8%
FedEx Corp	United States	120,000	22,344,000
Biotechnology 7.8%
Amgen Inc	United States	150,000	21,931,500
[a] Biogen Inc	United States	100,000	28,358,000
[a] Celgene Corp	United States	650,000	75,237,500
[a] Incyte Corp	United States	300,000	30,081,000
[a] Neurocrine Biosciences Inc	United States	100,000	3,870,000
[a] Regeneron Pharmaceuticals Inc	United States	100,000	36,709,000
[a] Tesaro Inc	United States	200,000	26,896,000
			223,083,000
Capital Markets 3.8%
The Charles Schwab Corp	United States	175,000	6,907,250
The Goldman Sachs Group Inc	United States	10,000	2,394,500
Intercontinental Exchange Inc	United States	750,000	42,315,000
MarketAxess Holdings Inc	United States	100,000	14,692,000
Moody’s Corp	United States	300,000	28,281,000
MSCI Inc	United States	150,000	11,817,000
			106,406,750
Communications Equipment 1.1%
[a] Palo Alto Networks Inc	United States	250,000	31,262,500
Consumer Finance 0.0%†
Synchrony Financial	United States	10,000	362,700
Diversified Telecommunication Services 1.1%
[a] SBA Communications Corp	United States	300,000	30,978,000
Electrical Equipment 0.4%
Acuity Brands Inc	United States	50,000	11,543,000
Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp., A	United States	500,000	33,600,000
Cognex Corp	United States	5,000	318,100
[a] Coherent Inc	United States	5,000	686,925
			34,605,025
Energy Equipment & Services 2.1%
Core Laboratories NV	United States	150,000	18,006,000
Schlumberger Ltd	United States	500,000	41,975,000
			59,981,000
Equity Real Estate Investment Trusts (REITs) 3.8%
American Tower Corp	United States	350,000	36,988,000
Equinix Inc	United States	200,000	71,482,000
			108,470,000
Health Care Equipment & Supplies 7.0%
Abbott Laboratories	United States	400,000	15,364,000
[a] Align Technology Inc	United States	5,000	480,650
CR Bard Inc	United States	150,000	33,699,000
Danaher Corp	United States	10,000	778,400

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin DynaTech Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (continued)
[a] DexCom Inc	United States	100,000	$5,970,000
[a] Edwards Lifesciences Corp	United States	500,000	46,850,000
[a] IDEXX Laboratories Inc	United States	380,000	44,562,600
[a] Intuitive Surgical Inc	United States	10,000	6,341,700
Ion Beam Applications	Belgium	100,000	4,381,361
[a] Nevro Corp	United States	130,000	9,445,800
Stryker Corp	United States	250,000	29,952,500
			197,826,011
Health Care Providers & Services 3.0%
[a] Henry Schein Inc	United States	200,000	30,342,000
UnitedHealth Group Inc	United States	350,000	56,014,000
			86,356,000
Health Care Technology 0.9%
[a] Veeva Systems Inc	United States	600,000	24,420,000
Internet & Direct Marketing Retail 9.5%
[a] Amazon.com Inc	United States	230,000	172,470,100
[a] Liberty Expedia Holdings Inc	United States	220,000	8,727,400
[a] Liberty Ventures, A	United States	330,000	12,167,100
[a] Netflix Inc	United States	200,000	24,760,000
[a] The Priceline Group Inc	United States	30,000	43,981,800
Start Today Co. Ltd	Japan	500,000	8,635,955
			270,742,355
Internet Software & Services 15.5%
[a] 2U Inc	United States	350,000	10,552,500
[a] Alarm.com Holdings Inc	United States	200,000	5,566,000
[a] Alibaba Group Holding Ltd., ADR	China	100,000	8,781,000
[a] Alphabet Inc., A	United States	150,000	118,867,500
[a] Alphabet Inc., C	United States	62,170	47,984,050
[a] Apptio Inc., A	United States	96,800	1,793,704
[a] Baidu Inc., ADR	China	50,000	8,220,500
[a] CommerceHub Inc., A	United States	300,000	4,503,000
[a] CommerceHub Inc., C.	United States	110,000	1,653,300
[a] CoStar Group Inc	United States	20,000	3,769,800
[a] Coupa Software Inc	United States	23,100	577,731
[a] Facebook Inc., A	United States	1,100,000	126,555,000
MercadoLibre Inc	Argentina	100,000	15,614,000
NetEase Inc., ADR	China	100,000	21,534,000
[a] Nutanix Inc., A	United States	63,300	1,681,248
[a] Q2 Holdings Inc	United States	25,000	721,250
Tencent Holdings Ltd	China	2,500,000	61,158,037
[a] Twilio Inc., A	United States	100,000	2,885,000
			442,417,620
IT Services 7.7%
[a] Fiserv Inc	United States	300,000	31,884,000
Mastercard Inc., A	United States	1,000,000	103,250,000
[a] PayPal Holdings Inc	United States	150,000	5,920,500
[a] Square Inc., A	United States	25,000	340,750
Visa Inc., A	United States	1,000,000	78,020,000
			219,415,250

|2

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin DynaTech Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Life Sciences Tools & Services 1.9%
[a] Illumina Inc	United States	75,000	$9,603,000
[a] Patheon NV	United States	100,000	2,871,000
Thermo Fisher Scientific Inc	United States	200,000	28,220,000
[a] Waters Corp	United States	100,000	13,439,000
			54,133,000
Machinery 0.2%
Fortive Corp	United States	100,000	5,363,000
Media 1.6%
[a] Liberty Broadband Corp., A	United States	300,000	21,738,000
[a] Liberty Broadband Corp., C	United States	130,907	9,696,281
Naspers Ltd., N	South Africa	100,000	14,660,082
			46,094,363
Oil, Gas & Consumable Fuels 0.3%
Pioneer Natural Resources Co	United States	50,000	9,003,500
Pharmaceuticals 0.9%
Merck KGaA	Germany	250,000	26,081,406
Professional Services 0.4%
Equifax Inc	United States	100,000	11,823,000
Semiconductors & Semiconductor Equipment 8.4%
Analog Devices Inc	United States	125,000	9,077,500
Applied Materials Inc	United States	50,000	1,613,500
ASML Holding NV, N.Y. shs	Netherlands	200,000	22,440,000
Broadcom Ltd	Singapore	300,000	53,031,000
[a] CEVA Inc	United States	10,000	335,500
[a] Inphi Corp	United States	50,000	2,231,000
Intel Corp	United States	800,000	29,016,000
KLA-Tencor Corp	United States	50,000	3,934,000
Lam Research Corp	United States	350,000	37,005,500
[a] MACOM Technology Solutions Holdings Inc	United States	250,000	11,570,000
Monolithic Power Systems	United States	200,000	16,386,000
NVIDIA Corp	United States	375,000	40,027,500
Xilinx Inc	United States	200,000	12,074,000
			238,741,500
Software 15.0%
[a] Adobe Systems Inc	United States	500,000	51,475,000
[a] ANSYS Inc	United States	200,000	18,498,000
[a] Aspen Technology Inc	United States	500,000	27,340,000
[a] Atlassian Corp. PLC	Australia	300,000	7,224,000
[a] Autodesk Inc	United States	50,000	3,700,500
[a] Blackline Inc	United States	100,000	2,763,000
[a] Cadence Design Systems Inc	United States	50,000	1,261,000
[a] Electronic Arts Inc	United States	450,000	35,442,000
[a] Ellie Mae Inc	United States	125,000	10,460,000
[a] Hubspot Inc	United States	250,000	11,750,000
Intuit Inc	United States	300,000	34,383,000
[a] Line Corp., ADR	Japan	200,000	6,802,000
Microsoft Corp	United States	700,000	43,498,000
[a] Salesforce.com Inc	United States	850,000	58,191,000
[a] ServiceNow Inc	United States	500,000	37,170,000
[a] Splunk Inc	United States	150,000	7,672,500

|3

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin DynaTech Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Software (continued)
[a] Tyler Technologies Inc	United States	100,000	$14,277,000
[a] Ultimate Software Group Inc	United States	180,000	32,823,000
[a] Workday Inc., A	United States	250,000	16,522,500
[a] Zendesk Inc	United States	300,000	6,360,000
			427,612,500
Technology Hardware, Storage & Peripherals 1.6%
Apple Inc	United States	400,000	46,328,000
Textiles, Apparel & Luxury Goods 0.6%
NIKE Inc., B	United States	300,000	15,249,000
Wireless Telecommunication Services 0.7%
[a] T-Mobile U.S. Inc	United States	350,000	20,128,500
Total Common Stocks (Cost $1,731,564,455)			2,825,730,980

Short Term Investments (Cost $25,181,609) 0.9%
Money Market Funds 0.9%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.09%	United States	25,181,609	25,181,609
Total Investments (Cost $1,756,746,064) 100.1%			2,850,912,589
Other Assets, less Liabilities (0.1)%			(2,611,911)
Net Assets 100.0%			$2,848,300,678

See Abbreviations on page 39.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 9 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day yield at period end.

|4

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, December 31, 2016 (unaudited)
Franklin Focused Growth Fund
	Shares	Value

Common Stocks 98.7%
Aerospace & Defense 3.2%
Raytheon Co	600	$85,200
Beverages 3.9%
Constellation Brands Inc., A	400	61,324
[a] Monster Beverage Corp	900	39,906
		101,230
Biotechnology 6.9%
[a] Biogen Inc	140	39,701
[a] Celgene Corp	1,000	115,750
[a] Tesaro Inc	200	26,896
		182,347
Capital Markets 4.0%
BlackRock Inc	200	76,108
MarketAxess Holdings Inc	200	29,384
		105,492
Communications Equipment 1.0%
[a] Palo Alto Networks Inc	200	25,010
Equity Real Estate Investment Trusts (REITs) 4.7%
American Tower Corp	500	52,840
Equinix Inc	200	71,482
		124,322
Food & Staples Retailing 2.1%
Costco Wholesale Corp	350	56,038
Health Care Equipment & Supplies 4.7%
Danaher Corp	700	54,488
[a] Edwards Lifesciences Corp	300	28,110
[a] IDEXX Laboratories Inc	350	41,044
		123,642
Health Care Providers & Services 2.4%
UnitedHealth Group Inc	400	64,016
Hotels, Restaurants & Leisure 1.7%
Starbucks Corp	800	44,416
Industrial Conglomerates 4.0%
3M Co	300	53,571
General Electric Co	1,600	50,560
		104,131
Internet & Direct Marketing Retail 9.5%
[a] Amazon.com Inc	220	164,972
[a] Netflix Inc	200	24,760
[a] The Priceline Group Inc	40	58,642
		248,374
Internet Software & Services 14.6%
[a] Alibaba Group Holding Ltd., ADR (China)	300	26,343
[a] Alphabet Inc., A	200	158,490
[a] Facebook Inc., A	1,200	138,060
Tencent Holdings Ltd. (China)	2,500	61,158
		384,051

Quarterly Statement of Investments | See Notes to Statements of Investments. | 5

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Focused Growth Fund (continued)
	Shares	Value
Common Stocks (continued)
IT Services 6.6%
Mastercard Inc., A	700	$72,275
Visa Inc., A	1,300	101,426
		173,701
Life Sciences Tools & Services 2.4%
[a] Mettler-Toledo International Inc	150	62,784
Machinery 2.0%
Fortive Corp	1,000	53,630
Media 1.7%
[a] Charter Communications Inc., A	150	43,188
Oil, Gas & Consumable Fuels 2.0%
[a] Concho Resources Inc	400	53,040
Personal Products 1.0%
Estee Lauder Cos. Inc., A	330	25,242
Professional Services 1.1%
[a] Verisk Analytics Inc	350	28,410
Semiconductors & Semiconductor Equipment 5.7%
Analog Devices Inc	800	58,096
NVIDIA Corp	300	32,022
Xilinx Inc	1,000	60,370
		150,488
Software 12.5%
[a] Adobe Systems Inc	800	82,360
Microsoft Corp	2,000	124,280
[a] Salesforce.com Inc	1,200	82,152
[a] Workday Inc., A	600	39,654
		328,446
Textiles, Apparel & Luxury Goods 1.0%
NIKE Inc., B	500	25,415
Total Common Stocks (Cost $2,437,527)		2,592,613
Other Assets, less Liabilities 1.3%		35,418
Net Assets 100.0%.		$2,628,031

See Abbreviations on page 39.

[a]Non-income producing.

|6

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, December 31, 2016 (unaudited)
Franklin Growth Fund
	Country	Shares	Value

Common Stocks 96.0%
Automobiles & Components 1.2%
[a] Adient PLC	United States	133,712	$7,835,523
BorgWarner Inc	United States	1,650,000	65,076,000
Ford Motor Co	United States	1,200,000	14,556,000
Harley-Davidson Inc	United States	913,096	53,270,021
			140,737,544
Banks 0.4%
[a] Signature Bank	United States	23,000	3,454,600
U.S. Bancorp	United States	100,000	5,137,000
Wells Fargo & Co	United States	750,000	41,332,500
			49,924,100
Capital Goods 18.1%
3M Co	United States	855,000	152,677,350
Allegion PLC.	United States	700,000	44,800,000
AMETEK Inc	United States	700,000	34,020,000
The Boeing Co	United States	1,100,000	171,248,000
Caterpillar Inc	United States	550,000	51,007,000
Deere & Co	United States	500,000	51,520,000
Emerson Electric Co	United States	1,100,000	61,325,000
Fortive Corp	United States	525,000	28,155,750
General Dynamics Corp	United States	1,000,000	172,660,000
General Electric Co	United States	1,800,000	56,880,000
Huntington Ingalls Industries Inc	United States	425,000	78,280,750
Illinois Tool Works Inc	United States	1,000,000	122,460,000
Ingersoll-Rand PLC	United States	1,100,000	82,544,000
Johnson Controls International PLC	United States	1,337,120	55,075,973
Lockheed Martin Corp	United States	500,000	124,970,000
Northrop Grumman Corp	United States	1,100,000	255,838,000
Raytheon Co	United States	600,000	85,200,000
Rockwell Collins Inc	United States	350,000	32,466,000
[a] Sensata Technologies Holding NV	United States	3,200,000	124,640,000
Stanley Black & Decker Inc	United States	650,000	74,548,500
Textron Inc	United States	1,600,000	77,696,000
United Technologies Corp	United States	930,000	101,946,600
W.W. Grainger Inc	United States	550,000	127,737,500
			2,167,696,423
Commercial & Professional Services 3.2%
Dun & Bradstreet Corp	United States	675,000	81,891,000
Equifax Inc	United States	550,000	65,026,500
[a] IHS Markit Ltd	United States	3,556,600	125,939,206
[a] Stericycle Inc	United States	500,000	38,520,000
[a] Verisk Analytics Inc	United States	850,000	68,994,500
			380,371,206
Consumer Durables & Apparel 1.7%
NIKE Inc., B	United States	1,880,000	95,560,400
VF Corp	United States	2,048,000	109,260,800
			204,821,200
Consumer Services 1.0%
Carnival Corp	United States	1,200,000	62,472,000
Graham Holdings Co., B	United States	80,000	40,956,000
Marriott International Inc., A	United States	200,000	16,536,000

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Consumer Services (continued)
Starbucks Corp	United States	78,000	$4,330,560
			124,294,560
Diversified Financials 3.0%
American Express Co	United States	600,000	44,448,000
[a] Berkshire Hathaway Inc., A	United States	184	44,918,264
BlackRock Inc	United States	225,000	85,621,500
The Charles Schwab Corp	United States	2,200,000	86,834,000
Intercontinental Exchange Inc	United States	500,000	28,210,000
T. Rowe Price Group Inc	United States	900,000	67,734,000
			357,765,764
Energy 2.6%
Anadarko Petroleum Corp	United States	1,250,000	87,162,500
Cabot Oil & Gas Corp., A	United States	1,700,000	39,712,000
[a] FMC Technologies Inc	United States	1,500,000	53,295,000
Halliburton Co	United States	850,000	45,976,500
Occidental Petroleum Corp	United States	300,000	21,369,000
Royal Dutch Shell PLC, A, ADR	United Kingdom	345,000	18,761,100
Schlumberger Ltd	United States	573,700	48,162,115
			314,438,215
Food & Staples Retailing 0.5%
Costco Wholesale Corp	United States	28,000	4,483,080
CVS Health Corp	United States	656,000	51,764,960
			56,248,040
Food, Beverage & Tobacco 3.6%
Anheuser-Busch InBev SA/NV, ADR	Belgium	350,000	36,904,000
Brown-Forman Corp., B	United States	1,300,000	58,396,000
Mead Johnson Nutrition Co., A	United States	1,225,000	86,681,000
Mondelez International Inc., A	United States	1,500,000	66,495,000
[a] Monster Beverage Corp	United States	2,700,000	119,718,000
PepsiCo Inc	United States	650,000	68,009,500
			436,203,500
Health Care Equipment & Services 7.2%
Abbott Laboratories	United States	1,350,000	51,853,500
Aetna Inc	United States	600,000	74,406,000
Baxter International Inc	United States	400,000	17,736,000
Becton, Dickinson and Co	United States	77,700	12,863,235
Cardinal Health Inc	United States	300,000	21,591,000
Danaher Corp	United States	1,050,000	81,732,000
[a] Edwards Lifesciences Corp	United States	400,000	37,480,000
[a] Express Scripts Holding Co	United States	361,648	24,877,766
[a] Haemonetics Corp	United States	1,000,000	40,200,000
[a] Henry Schein Inc	United States	350,000	53,098,500
Hill-Rom Holdings Inc	United States	300,000	16,842,000
[a] Intuitive Surgical Inc	United States	150,000	95,125,500
[a] Laboratory Corp. of America Holdings	United States	500,000	64,190,000
Medtronic PLC	United States	406,300	28,940,749
Quest Diagnostics Inc	United States	900,000	82,710,000
Stryker Corp	United States	400,000	47,924,000
Teleflex Inc	United States	500,000	80,575,000
[a] Varian Medical Systems Inc	United States	300,000	26,934,000

|8

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Health Care Equipment & Services (continued)
Zimmer Biomet Holdings Inc	United States	100,000	$10,320,000
			869,399,250
Household & Personal Products 0.2%
The Procter & Gamble Co	United States	335,000	28,166,800
Insurance 0.4%
Aflac Inc	United States	600,000	41,760,000
Materials 4.4%
Air Products and Chemicals Inc	United States	500,000	71,910,000
[a] Axalta Coating Systems Ltd	United States	3,400,000	92,480,000
Celanese Corp., A	United States	1,250,000	98,425,000
The Dow Chemical Co	United States	90,000	5,149,800
Ecolab Inc	United States	920,000	107,842,400
Martin Marietta Materials Inc	United States	400,000	88,612,000
Praxair Inc	United States	575,000	67,384,250
			531,803,450
Media 1.9%
Cable One Inc	United States	80,000	49,738,400
Comcast Corp., A	United States	55,000	3,797,750
The Walt Disney Co	United States	1,724,290	179,705,504
			233,241,654
Pharmaceuticals, Biotechnology & Life Sciences 13.3%
AbbVie Inc	United States	460,000	28,805,200
Agilent Technologies Inc	United States	1,300,000	59,228,000
[a] Allergan PLC	United States	400,000	84,004,000
Amgen Inc	United States	1,000,000	146,210,000
[a] Biogen Inc	United States	500,000	141,790,000
[a] Bluebird Bio Inc	United States	400,000	24,680,000
[a] Catalent Inc	United States	3,400,000	91,664,000
[a] Celgene Corp	United States	1,300,000	150,475,000
Eli Lilly & Co	United States	1,450,000	106,647,500
Gilead Sciences Inc	United States	650,000	46,546,500
[a] Illumina Inc	United States	525,000	67,221,000
Johnson & Johnson	United States	1,200,100	138,263,521
Merck & Co. Inc	United States	1,000,000	58,870,000
[a] Mettler-Toledo International Inc	United States	425,000	177,888,000
[a] Neurocrine Biosciences Inc	United States	200,000	7,740,000
Pfizer Inc	United States	2,761,000	89,677,280
[a] Regeneron Pharmaceuticals Inc	United States	5,000	1,835,450
Roche Holding AG, ADR	Switzerland	1,700,000	48,501,000
Shire PLC, ADR	United States	59,280	10,100,127
[a] Tesaro Inc	United States	200,000	26,896,000
[a] Waters Corp	United States	625,000	83,993,750
			1,591,036,328
Real Estate 0.8%
American Tower Corp	United States	900,000	95,112,000
Retailing 2.4%
[a] Amazon.com Inc	United States	350,000	262,454,500
Expedia Inc	United States	200,000	22,656,000
Lowe’s Cos. Inc	United States	60,000	4,267,200

|9

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Retailing (continued)
The TJX Cos. Inc	United States	40,000	$3,005,200
			292,382,900
Semiconductors & Semiconductor Equipment 2.3%
ASML Holding NV, N.Y. shs	Netherlands	650,000	72,930,000
Broadcom Ltd	Singapore	20,000	3,535,400
Intel Corp	United States	1,100,000	39,897,000
Lam Research Corp	United States	30,000	3,171,900
Microchip Technology Inc	United States	45,000	2,886,750
QUALCOMM Inc	United States	660,000	43,032,000
Texas Instruments Inc	United States	1,400,000	102,158,000
[a] Versum Materials Inc	United States	250,000	7,017,500
			274,628,550
Software & Services 13.8%
[a] Alibaba Group Holding Ltd., ADR	China	480,400	42,183,924
[a] Alphabet Inc., A	United States	165,000	130,754,250
[a] Alphabet Inc., C	United States	158,432	122,280,986
[a] Autodesk Inc	United States	800,000	59,208,000
Automatic Data Processing Inc	United States	700,000	71,946,000
CDK Global LLC	United States	233,333	13,927,647
[a] Check Point Software Technologies Ltd	Israel	525,000	44,341,500
Computer Sciences Corp	United States	1,400,000	83,188,000
CSRA Inc	United States	2,300,000	73,232,000
[a] Facebook Inc., A	United States	600,000	69,030,000
[a] IAC/InterActiveCorp	United States	300,000	19,437,000
International Business Machines Corp	United States	600,000	99,594,000
Intuit Inc	United States	1,000,000	114,610,000
Mastercard Inc., A	United States	1,400,000	144,550,000
Microsoft Corp	United States	3,400,000	211,276,000
Oracle Corp	United States	2,670,000	102,661,500
[a] Salesforce.com Inc	United States	61,000	4,176,060
[a] ServiceNow Inc	United States	1,000,000	74,340,000
Visa Inc., A.	United States	1,400,000	109,228,000
[a] Yahoo! Inc	United States	1,700,000	65,739,000
			1,655,703,867
Technology Hardware & Equipment 6.8%
Apple Inc	United States	4,086,000	473,240,520
Cisco Systems Inc	United States	2,945,000	88,997,900
[a] Keysight Technologies Inc	United States	650,000	23,770,500
[a] Palo Alto Networks Inc	United States	300,000	37,515,000
TE Connectivity Ltd	United States	1,650,000	114,312,000
[a] Trimble Inc	United States	2,700,000	81,405,000
			819,240,920
Transportation 6.5%
Alaska Air Group Inc	United States	3,200,000	283,936,000
Allegiant Travel Co	United States	200,000	33,280,000
Canadian National Railway Co	Canada	1,000,000	67,400,000
Canadian Pacific Railway Ltd	Canada	500,000	71,385,000
Expeditors International of Washington Inc	United States	600,000	31,776,000
J.B. Hunt Transport Services Inc	United States	200,000	19,414,000
Kansas City Southern	United States	450,000	38,182,500
[a] Ryanair Holdings PLC, ADR	Ireland	233,220	19,417,897

|10

FRANKLIN CUSTODIAN FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Transportation (continued)
Union Pacific Corp	United States	2,030,000	$210,470,400
			775,261,797
Utilities 0.7%
American Water Works Co. Inc	United States	700,000	50,652,000
NextEra Energy Inc	United States	250,000	29,865,000
			80,517,000
Total Common Stocks (Cost $5,192,419,690)			11,520,755,068

Short Term Investments (Cost $494,686,626) 4.1%
Money Market Funds 4.1%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.09%	United States	494,686,626	494,686,626
Total Investments (Cost $5,687,106,316) 100.1%.			12,015,441,694
Other Assets, less Liabilities (0.1)%			(12,529,022)
Net Assets 100.0%			$12,002,912,672

See Abbreviations on page 39.

aNon-income producing.
bSee Note 9 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day yield at period end.

|11

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, December 31, 2016 (unaudited)
Franklin Income Fund
	Country	Shares	Value

Common Stocks 44.9%
Consumer Discretionary 3.3%
Daimler AG	Germany	8,000,000	$595,292,647
Ford Motor Co	United States	65,960,104	800,096,061
General Motors Co	United States	17,000,000	592,280,000
Target Corp	United States	9,000,000	650,070,000
			2,637,738,708
Consumer Staples 3.9%
Anheuser-Busch InBev SA/NV, ADR	Belgium	6,500,000	685,360,000
The Coca-Cola Co	United States	25,000,000	1,036,500,000
PepsiCo Inc	United States	4,750,000	496,992,500
Philip Morris International Inc	United States	5,500,000	503,195,000
Reynolds American Inc	United States	5,000,000	280,200,000
Woolworths Ltd	Australia	7,500,000	130,429,201
			3,132,676,701
Energy 7.9%
Anadarko Petroleum Corp	United States	5,250,000	366,082,500
BP PLC, ADR	United Kingdom	28,000,000	1,046,640,000
Chevron Corp	United States	9,479,422	1,115,727,969
[a] Energy XXI Gulf Coast Inc	United States	7,259,184	199,969,034
[a,b,c] Goodrich Petroleum Corp	United States	2,303,000	26,790,905
[a,b,c] Halcon Resources Corp	United States	28,306,773	237,216,363
Occidental Petroleum Corp	United States	6,500,000	462,995,000
[a,b] PetroQuest Energy Inc	United States	1,283,318	4,247,783
[a] Rex Energy Corp	United States	2,520,000	1,187,424
Royal Dutch Shell PLC, A, ADR	United Kingdom	34,000,000	1,848,920,000
Total SA, B, ADR	France	16,500,000	841,005,000
[a,b] W&T Offshore Inc	United States	28,041,726	77,675,581
[a] Weatherford International PLC	United States	40,000,000	199,600,000
			6,428,057,559
Financials 5.5%
AXA SA	France	22,000,000	555,214,350
Bank of America Corp	United States	7,500,000	165,750,000
Commonwealth Bank of Australia	Australia	2,286,957	135,998,601
HSBC Holdings PLC	United Kingdom	75,000,000	606,901,736
JPMorgan Chase & Co	United States	9,000,000	776,610,000
MetLife Inc	United States	11,000,000	592,790,000
U.S. Bancorp.	United States	10,500,000	539,385,000
Wells Fargo & Co	United States	20,000,000	1,102,200,000
			4,474,849,687
Health Care 4.6%
AstraZeneca PLC	United Kingdom	14,000,000	765,286,859
Bayer AG	Germany	1,000,000	104,304,582
Eli Lilly & Co	United States	8,000,000	588,400,000
Medtronic PLC	United States	4,613,815	328,642,042
Merck & Co. Inc	United States	2,500,000	147,175,000
Pfizer Inc	United States	23,000,000	747,040,000
Roche Holding AG	Switzerland	1,500,000	342,596,230
Sanofi, ADR	France	18,000,000	727,920,000
			3,751,364,713

Quarterly Statement of Investments | See Notes to Statements of Investments. | 12

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Industrials 4.7%
[a,b,d] CEVA Holdings LLC	United States	91,371	$9,137,106
Deere & Co	United States	5,964,691	614,601,761
General Electric Co	United States	42,500,000	1,343,000,000
Republic Services Inc	United States	8,000,000	456,400,000
Union Pacific Corp	United States	8,000,000	829,440,000
United Technologies Corp	United States	5,000,000	548,100,000
			3,800,678,867
Information Technology 3.6%
Analog Devices Inc	United States	5,000,000	363,100,000
Apple Inc	United States	5,488,000	635,620,160
Intel Corp	United States	7,000,000	253,890,000
Microsoft Corp	United States	20,000,000	1,242,800,000
QUALCOMM Inc	United States	2,100,000	136,920,000
[e] Western Digital Corp	United States	4,000,000	271,800,000
			2,904,130,160
Materials 4.3%
BASF SE	Germany	12,000,000	1,115,037,337
The Dow Chemical Co	United States	22,000,000	1,258,840,000
The Mosaic Co	United States	15,000,000	439,950,000
Rio Tinto PLC, ADR	United Kingdom	18,000,000	692,280,000
			3,506,107,337
Real Estate 0.8%
Host Hotels & Resorts Inc	United States	30,000,000	565,200,000
Outfront Media Inc	United States	5,000,000	124,350,000
			689,550,000
Telecommunication Services 1.2%
BCE Inc	Canada	5,500,000	237,686,178
BT Group PLC.	United Kingdom	25,000,000	112,991,449
Telstra Corp. Ltd	Australia	40,000,000	147,206,401
TELUS Corp	Canada	2,500,000	79,591,153
Verizon Communications Inc	United States	7,000,000	373,659,547
			951,134,728
Utilities 5.1%
Dominion Resources Inc	United States	12,500,000	957,375,000
Duke Energy Corp	United States	5,000,000	388,100,000
Great Plains Energy Inc	United States	4,667,500	127,656,125
NextEra Energy Inc	United States	2,500,000	298,650,000
PG&E Corp	United States	10,000,000	607,700,000
PPL Corp	United States	7,000,000	238,350,000
Public Service Enterprise Group Inc	United States	4,000,000	175,520,000
Sempra Energy	United States	4,500,000	452,880,000
The Southern Co	United States	10,000,000	491,900,000
SSE PLC	United Kingdom	5,000,000	95,653,158
Xcel Energy Inc	United States	7,000,000	284,900,000
			4,118,684,283
Total Common Stocks (Cost $32,746,169,474)			36,394,972,743

|13

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
	Country	Shares	Value

Equity-Linked Securities 10.9%
Consumer Discretionary 1.3%
[f] Citigroup Global Markets Holdings Inc. into General Motors Co., 9.00%,
144A	United States	6,785,000	$241,090,048
[f] JPMorgan Chase & Co. into Target Corp., 6.50%, 144A	United States	1,892,000	137,330,253
[f] JPMorgan Chase & Co. into Target Corp., 6.50%, 144A	United States	2,014,000	145,539,696
[f] Merrill Lynch International & Co. CV into Ford Motor Co., 8.50%, 144A	United States	18,740,000	229,936,052
[f] Morgan Stanley into Nordstrom Inc., 8.00%, 144A	United States	3,000,000	144,548,100
[f] UBS AG into Target Corp., 6.00%, 144A	United States	2,868,000	204,016,327
			1,102,460,476
Energy 1.9%
[f] Credit Suisse New York into Halliburton Co., 8.00%, 144A	United States	4,484,000	220,080,101
[f] Credit Suisse New York into Schlumberger Ltd., 7.50%, 144A.	United States	2,665,000	216,168,277
[f] JPMorgan Chase & Co. into Halliburton Co., 8.00%, 144A	United States	4,952,000	229,269,677
[f] Morgan Stanley into Anadarko Petroleum Corp., 9.50%, 144A.	United States	4,275,000	252,915,840
[f] Royal Bank of Canada into Anadarko Petroleum Corp., 7.50%, 144A.	United States	3,382,000	207,900,333
[f] UBS AG into Exxon Mobil Corp., 6.50%, 144A	United States	3,058,000	268,547,138
[f] Wells Fargo Bank NA into Anadarko Petroleum Corp., 8.00%, 144A.	United States	2,807,000	194,576,187
			1,589,457,553
Financials 2.1%
[f] Barclays Bank PLC into Bank of America Corp., 7.00%, 144A.	United States	10,600,000	176,918,240
[f] Barclays Bank PLC into Morgan Stanley, 8.00%, 144A	United States	7,327,000	227,408,099
[f] BNP Paribas Arbitrage Issuance BV into JPMorgan Chase & Co., 6.50%,
144A	United States	3,124,000	226,265,072
[f] BNP Paribas into Bank of America Corp., 7.00%, 144A	United States	8,810,000	162,174,480
[f] BNP Paribas into Bank of America Corp., 8.00%, 144A	United States	6,465,000	144,622,050
[f] Citigroup Global Markets Holdings Inc. into MetLife Inc., 8.00%, 144A	United States	3,502,000	169,247,458
[f] Merrill Lynch International & Co. CV into Morgan Stanley, 7.50%, 144A	United States	6,600,000	218,325,360
[f] Wells Fargo Bank NA into The Charles Schwab Corp., 7.50%, 144A	United States	5,773,000	178,620,084
[f] Wells Fargo Bank NA into MetLife Inc., 8.50%, 144A	United States	3,659,000	168,045,795
			1,671,626,638
Health Care 0.9%
[f] Barclays Bank PLC into Gilead Sciences Inc., 8.50%, 144A	United States	3,333,000	245,298,468
[f] JPMorgan Chase & Co. into Merck & Co. Inc., 6.25%, 144A	United States	2,540,000	147,535,646
[f] Royal Bank of Canada into Medtronic PLC, 6.50%, 144A	United States	2,064,000	148,025,333
[f] UBS AG into Eli Lilly & Co., 7.50%, 144A	United States	2,400,000	176,883,120
			717,742,567
Industrials 1.0%
[f] Bank of America Merrill Lynch into Illinois Tool Works Inc., 6.00%, 144A	United States	1,057,000	111,304,742
[f] Barclays Bank PLC into The Boeing Co., 7.50%, 144A	United States	1,180,000	165,394,700
[f] Goldman Sachs International into Deere & Co., 8.10%, 144A	United States	1,220,000	112,464,846
[f] Merrill Lynch International & Co. CV into Deere & Co., 7.00%, 144A	United States	1,949,000	199,610,733
[f] Merrill Lynch International & Co. CV into Deere & Co., 7.50%, 144A	United States	2,440,000	223,329,052
			812,104,073
Information Technology 3.4%
[f] Barclays Bank PLC into Cisco Systems Inc., 7.00%, 144A	United States	8,250,000	251,148,975
[f] Barclays Bank PLC into Microsoft Corp., 7.00%, 144A	United States	6,060,000	342,751,782
[f] Citigroup Inc. into Apple Inc., 7.50%, 144A	United States	2,395,400	272,115,045
[f] The Goldman Sachs Group Inc. into Oracle Corp., 6.00%, 144A	United States	6,946,000	266,902,134
[f] Merrill Lynch International & Co. CV into Oracle Corp., 6.00%, 144A	United States	4,950,000	192,152,565
[f] Morgan Stanley into QUALCOMM Inc., 8.00%, 144A	United States	3,949,000	226,768,956
[f] Royal Bank of Canada into Apple Inc., 7.00%, 144A	United States	1,703,000	198,920,618

|14

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
	Country	Shares	Value

Equity-Linked Securities (continued)
Information Technology (continued)
[f] Royal Bank of Canada into Cisco Systems Inc., 7.50%, 144A	United States	9,356,000	$268,177,577
[f] Royal Bank of Canada into Microsoft Corp., 7.00%, 144A.	United States	5,080,000	281,554,428
[f] Wells Fargo Bank NA into Intel Corp., 7.00%, 144A	United States	5,804,000	205,579,421
[f] Wells Fargo Bank NA into Texas Instruments Inc., 6.50%, 144A	United States	3,535,000	224,111,576
			2,730,183,077
Materials 0.3%
[f] Citigroup Inc. into The Dow Chemical Co., 8.00%, 144A.	United States	4,283,000	230,567,167
Total Equity-Linked Securities (Cost $8,357,519,236)			8,854,141,551

Convertible Preferred Stocks 2.7%
Financials 1.3%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	570,218	665,330,362
[a] FNMA, 5.375%, cvt. pfd	United States	4,250	115,812,500
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	260,097	309,515,430
			1,090,658,292
Health Care 0.6%
Allergan PLC, 5.50%, cvt. pfd	United States	200,000	152,492,000
Teva Pharmaceutical Industries Ltd., 7.00%, cvt. pfd	Israel	525,000	338,625,000
			491,117,000
Industrials 0.0%†
[a,b,d] CEVA Holdings LLC, cvt. pfd., A-1	United States	2,897	941,606
[a,b,d] CEVA Holdings LLC, cvt. pfd., A-2	United States	110,565	24,877,143
			25,818,749
Real Estate 0.1%
FelCor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	2,183,637	54,394,398
Telecommunication Services 0.1%
T-Mobile U.S. Inc., 5.50%, cvt. pfd	United States	777,800	73,455,432
Utilities 0.6%
Dominion Resources Inc., 6.375%, cvt. pfd., A	United States	2,500,000	125,150,000
Exelon Corp., 6.50%, cvt. pfd	United States	2,250,000	108,922,500
Great Plains Energy Inc., 7.00%, cvt. pfd	United States	1,080,000	54,648,000
NextEra Energy Inc., 6.371%, cvt. pfd	United States	3,650,000	208,962,500
			497,683,000
Total Convertible Preferred Stocks
(Cost $2,376,947,435)			2,233,126,871

Preferred Stocks 0.2%
Financials 0.2%
[a] FHLMC, 8.375%, pfd., Z	United States	8,132,009	61,477,988
[a] FNMA, 8.25%, pfd., S	United States	6,000,000	48,000,000
Morgan Stanley, 6.375%, pfd., I	United States	1,977,655	50,885,063
Total Preferred Stocks (Cost $390,689,948)			160,363,051

|15

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*		Value

Convertible Bonds 0.9%
Energy 0.5%
[f] Chesapeake Energy Corp., senior note, 144A, cvt., 5.50%, 9/15/26	United States	50,000,000		$54,375,000
Cobalt International Energy Inc.,
cvt., senior bond, 3.125%, 5/15/24	United States	59,954,000		17,386,660
cvt., senior note, 2.625%, 12/01/19	United States	70,000,000		27,825,000
[g] Stone Energy Corp., cvt., senior note, 1.75%, 3/01/17	United States	150,000,000		90,750,000
Weatherford International Ltd., cvt., senior note, 5.875%, 7/01/21	United States	220,000,000		239,250,000
				429,586,660
Health Care 0.4%
[f] Bayer Capital Corp BV, cvt., junior sub. note, 144A, 5.625%, 11/22/19	Germany	200,000,000	EUR	229,979,344
Impax Laboratories Inc., cvt., senior note, 2.00%, 6/15/22	United States	55,000,000		43,690,625
				273,669,969
Total Convertible Bonds (Cost $804,532,849)				703,256,629

Corporate Bonds 32.8%
Consumer Discretionary 4.2%
[f,h] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22.	United States	103,000,000		88,065,000
[f] Altice Financing SA,
secured bond, 144A, 7.50%, 5/15/26	Luxembourg	50,000,000		52,125,000
secured note, 144A, 6.625%, 2/15/23	Luxembourg	35,000,000		36,181,250
AMC Networks Inc., 4.75%, 12/15/22	United States	23,600,000		23,806,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.125%, 2/15/23	United States	105,000,000		108,150,000
senior bond, 5.75%, 9/01/23	United States	67,000,000		70,182,500
senior bond, 5.75%, 1/15/24	United States	105,000,000		109,987,500
[f] senior bond, 144A, 5.50%, 5/01/26	United States	60,000,000		61,350,000
Charter Communications Operating LLC/Charter Communications
Operating Capital Corp., senior secured note, first lien, 4.908%, 7/23/25	United States	30,000,000		31,632,420
Cinemark USA Inc.,
senior bond, 4.875%, 6/01/23	United States	21,000,000		21,367,500
senior note, 5.125%, 12/15/22	United States	50,000,000		51,750,000
[f] CSC Holdings LLC,
senior bond, 144A, 10.875%, 10/15/25	United States	21,000,000		25,032,000
senior note, 144A, 10.125%, 1/15/23	United States	75,000,000		87,000,000
DISH DBS Corp.,
senior note, 7.75%, 7/01/26	United States	30,000,000		33,900,000
senior bond, 5.00%, 3/15/23	United States	300,000,000		299,250,000
senior note, 5.125%, 5/01/20	United States	60,000,000		62,250,000
senior note, 6.75%, 6/01/21	United States	75,000,000		81,562,500
senior note, 5.875%, 7/15/22	United States	322,500,000		340,237,500
senior note, 5.875%, 11/15/24	United States	128,200,000		132,398,550
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	67,600,000		69,162,574
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	200,575,000		149,177,656
senior secured note, first lien, 9.00%, 12/15/19	United States	265,800,000		218,288,250
[f] International Game Technology PLC, senior secured note, 144A, 6.25%,
2/15/22	United States	46,600,000		50,211,500
KB Home,
senior bond, 7.50%, 9/15/22	United States	50,000,000		53,000,000
senior note, 7.00%, 12/15/21	United States	50,000,000		53,125,000

|16

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Consumer Discretionary (continued)
[f] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	44,600,000	$45,603,500
Quebecor Media Inc., senior bond, 5.75%, 1/15/23	Canada	70,300,000	73,199,875
Regal Entertainment Group, senior note, 5.75%, 3/15/22	United States	30,000,000	31,500,000
[f] ROC Finance LLC/ROC Finance 1 Corp., senior secured note, first lien,
144A, 6.75%, 11/15/21	United States	50,000,000	50,750,000
[f] Shea Homes LP/Shea Homes Funding Corp.,
senior bond, 144A, 6.125%, 4/01/25	United States	90,000,000	87,525,000
senior note, 144A, 5.875%, 4/01/23	United States	80,000,000	78,400,000
[f] Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	100,000,000	104,750,000
senior note, 144A, 4.625%, 5/15/23	United States	88,400,000	87,847,500
[f] Univision Communications Inc.,
senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	117,000,000	115,683,750
senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	74,020,000	71,059,200
[f] Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A,
5.50%, 1/15/25	United Kingdom	80,000,000	81,500,000
[f] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
senior bond, 144A, 4.25%, 5/30/23	United States	84,000,000	80,298,960
senior bond, 144A, 5.50%, 3/01/25	United States	100,000,000	99,450,000
[f] Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21.	Macau	47,000,000	47,587,500
[f] Ziggo Secured Finance BV, secured bond, 144A, 5.50%, 1/15/27	Netherlands	35,000,000	34,205,500
			3,398,553,985
Consumer Staples 0.4%
Cott Beverages Inc., senior note, 5.375%, 7/01/22	United States	49,377,000	50,426,261
[f] JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	101,180,000	104,974,250
senior note, 144A, 7.25%, 6/01/21	United States	108,500,000	113,111,250
senior note, 144A, 5.75%, 6/15/25	United States	55,000,000	55,962,500
			324,474,261
Energy 6.1%
Bill Barrett Corp.,
senior note, 7.625%, 10/01/19	United States	162,476,000	160,851,240
senior note, 7.00%, 10/15/22	United States	182,500,000	175,200,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
senior note, 6.50%, 4/15/21	United States	90,000,000	76,725,000
[f] senior note, 144A, 11.50%, 1/15/21	United States	52,200,000	59,899,500
Chesapeake Energy Corp.,
[f] secured note, second lien, 144A, 8.00%, 12/15/22	United States	665,000,000	721,026,250
senior bond, 6.125%, 2/15/21	United States	72,325,000	70,878,500
senior note, 6.625%, 8/15/20	United States	115,000,000	116,725,000
senior note, 6.875%, 11/15/20	United States	75,000,000	75,375,000
[f] senior note, 144A, 8.00%, 1/15/25	United States	120,000,000	122,850,000
[i] senior note, FRN, 4.13%, 4/15/19	United States	80,000,000	80,800,000
[f] Denbury Resources Inc., senior secured note, 144A, 9.00%, 5/15/21.	United States	105,567,000	114,804,113
[f] Diamondback Energy Inc., senior note, 144A, 5.375%, 5/31/25	United States	50,000,000	50,410,000
Energy Transfer Equity LP, senior secured bond, first lien, 5.50%, 6/01/27 .	United States	150,000,000	147,000,000
Ferrellgas LP/Ferrellgas Finance Corp.,
senior note, 6.50%, 5/01/21	United States	78,795,000	78,401,025
senior note, 6.75%, 1/15/22	United States	70,000,000	69,650,000
senior note, 6.75%, 6/15/23	United States	52,900,000	52,238,750

|17

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
[f] Gulfport Energy Corp., senior note, 144A, 6.375%, 5/15/25	United States	50,000,000	$50,760,000
[b,f] Halcon Resources Corp., secured note, second lien, 144A, 8.625%,
2/01/20	United States	190,000,000	198,550,000
Kinder Morgan Inc.,
senior bond, MTN, 7.75%, 1/15/32	United States	118,000,000	144,776,088
[f] senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	100,000,000	109,802,200
[f] McDermott International Inc., second lien, 144A, 8.00%, 5/01/21	United States	145,270,000	147,449,050
[f] NGPL PipeCo LLC, secured note, 144A, 7.119%, 12/15/17	United States	53,000,000	55,517,500
[b,f,j] PetroQuest Energy Inc., secured note, second lien, 144A, PIK, 10.00%,
2/15/21	United States	58,725,000	40,737,421
Rex Energy Corp., second lien, 1.00% to 10/01/17, 8.00% thereafter,
10/01/20	United States	110,000,000	56,100,000
[f] Rockies Express Pipeline LLC,
senior bond, 144A, 5.625%, 4/15/20	United States	66,000,000	69,795,000
senior note, 144A, 6.00%, 1/15/19	United States	12,400,000	13,082,000
Sabine Pass Liquefaction LLC,
first lien, 6.25%, 3/15/22	United States	75,000,000	82,500,000
first lien, 5.625%, 4/15/23	United States	124,450,000	132,850,375
[f] senior secured bond, 144A, 5.875%, 6/30/26	United States	20,000,000	21,625,000
[f] senior secured bond, 144A, 5.00%, 3/15/27.	United States	36,000,000	36,450,000
senior secured note, first lien, 5.75%, 5/15/24	United States	75,000,000	80,812,500
[k] Sanchez Energy Corp.,
senior note, 7.75%, 6/15/21	United States	219,790,000	224,735,275
senior note, 6.125%, 1/15/23	United States	110,000,000	105,050,000
[g] Stone Energy Corp., senior bond, 7.50%, 11/15/22	United States	247,000,000	149,435,000
[f] Transocean Inc., senior note, 144A, 9.00%, 7/15/23	United States	50,000,000	51,500,000
[b,f,j] W&T Offshore Inc.,
second lien, 144A, PIK, 10.75%, 5/15/20.	United States	75,645,453	57,474,683
senior secured note, third lien, 144A, PIK, 10.00%, 6/15/21	United States	67,697,026	40,449,675
Weatherford International Ltd.,
senior note, 5.125%, 9/15/20	United States	91,000,000	85,995,000
[h] senior note, 7.75%, 6/15/21	United States	293,000,000	297,028,750
senior note, 4.50%, 4/15/22	United States	194,839,000	169,997,027
senior note, 8.25%, 6/15/23	United States	212,100,000	216,342,000
[f] senior note, 144A, 9.875%, 2/15/24	United States	95,000,000	101,471,400
The Williams Cos. Inc., senior bond, 3.70%, 1/15/23	United States	60,700,000	58,879,000
			4,971,999,322
Financials 4.3%
[l] Bank of America Corp.,
junior sub. bond, AA, 6.10% to 3/17/25, FRN thereafter, Perpetual	United States	80,000,000	80,540,000
junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	100,000,000	104,000,000
junior sub. bond, U, 5.20% to 6/01/23, FRN thereafter, Perpetual	United States	80,000,000	76,800,000
junior sub. bond, X, 6.25% to 9/05/24, FRN thereafter, Perpetual	United States	85,000,000	85,106,250
[l] Barclays PLC, sub. bond, 8.25% to 12/15/18, FRN thereafter, Perpetual	United Kingdom	75,000,000	78,294,000
CIT Group Inc., senior bond, 5.00%, 8/01/23.	United States	60,000,000	62,100,000
[l] Citigroup Inc.,
junior sub. bond, 5.35% to 5/15/23, FRN thereafter, Perpetual	United States	179,195,000	169,115,281
junior sub. bond, 5.90% to 2/15/23, FRN thereafter, Perpetual	United States	33,000,000	33,453,750
junior sub. bond, 5.95% to 1/30/23, FRN thereafter, Perpetual	United States	230,000,000	233,450,000
junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	250,000,000	248,187,500
junior sub. bond, O, 5.875% to 3/27/20, FRN thereafter, Perpetual	United States	160,000,000	161,800,000
junior sub. bond, P, 5.95% to 5/15/25, FRN thereafter, Perpetual.	United States	25,000,000	24,723,750

|18

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Financials (continued)
[l] Citigroup Inc., (continued)
junior sub. bond, Q, 5.95% to 8/15/20, FRN thereafter, Perpetual	United States	120,000,000	$122,019,000
sub. bond, T, 6.25% to 8/15/26, FRN thereafter, Perpetual	United States	50,000,000	51,512,500
[l] Fifth Third Bancorp, junior sub. bond, 5.10% to 6/30/23, FRN thereafter,
Perpetual	United States	54,000,000	50,490,000
[l] The Goldman Sachs Group Inc., junior sub. note, 5.70% to 5/10/19, FRN
thereafter, Perpetual	United States	30,000,000	30,781,500
[l] HSBC Holdings PLC, junior sub. bond, 6.375% to 9/17/24, FRN thereafter,
Perpetual	United Kingdom	40,000,000	39,619,400
[l] JPMorgan Chase & Co.,
junior sub. bond, 6.125% to 4/30/24, FRN thereafter, Perpetual	United States	60,000,000	60,375,000
junior sub. bond, 6.75% to 2/01/24, FRN thereafter, Perpetual	United States	100,000,000	107,875,000
junior sub. bond, I, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	750,000,000	777,562,500
junior sub. bond, Q, 5.15% to 5/01/23, FRN thereafter, Perpetual	United States	100,000,000	95,890,000
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	105,000,000	105,656,250
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	200,000,000	199,750,000
junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	80,000,000	81,050,000
[l] Morgan Stanley, junior sub. bond, 5.55% to 7/15/20, FRN thereafter,
Perpetual	United States	58,000,000	58,725,000
Navient Corp., senior note, 6.125%, 3/25/24	United States	35,000,000	34,168,750
[f] OneMain Financial Holdings Inc.,
senior note, 144A, 6.75%, 12/15/19	United States	50,000,000	52,312,500
senior note, 144A, 7.25%, 12/15/21	United States	45,700,000	47,870,750
[l] PNC Financial Services Group Inc., junior sub. note, 4.85% to 6/01/23,
FRN thereafter, Perpetual	United States	54,000,000	51,985,800
[l] Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter,
Perpetual	United States	129,500,000	130,309,375
			3,455,523,856
Health Care 6.0%
[f] AMAG Pharmaceuticals Inc., senior note, 144A, 7.875%, 9/01/23	United States	48,100,000	48,340,500
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	810,000,000	676,350,000
senior note, 7.125%, 7/15/20	United States	331,037,000	253,342,616
senior note, 6.875%, 2/01/22	United States	365,000,000	255,500,000
senior secured note, first lien, 5.125%, 8/15/18	United States	69,820,000	68,605,132
[f] Concordia International Corp.,
senior note, 144A, 9.50%, 10/21/22	Canada	125,000,000	45,000,000
senior note, 144A, 7.00%, 4/15/23	Canada	50,000,000	15,500,000
DaVita Inc., senior bond, 5.125%, 7/15/24	United States	81,000,000	80,949,375
[f] Endo Finance LLC, senior note, 144A, 5.75%, 1/15/22	United States	108,000,000	96,660,000
[f] Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	98,700,000	82,661,250
senior note, 144A, 6.00%, 7/15/23	United States	123,025,000	108,569,563
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	120,000,000	127,800,000
senior note, 7.50%, 2/15/22	United States	150,000,000	170,625,000
senior secured note, first lien, 5.00%, 3/15/24	United States	134,800,000	139,012,500
Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	60,012,000	57,311,460
[f] Horizon Pharma Inc./Horizon Pharma USA Inc., senior note, 144A, 8.75%,
11/01/24	United States	22,800,000	23,199,000
[f] Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior
note, 144A, 6.375%, 8/01/23	United States	56,765,000	60,880,463

|19

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Health Care (continued)
Kindred Healthcare Inc.,
senior note, 8.00%, 1/15/20	United States	33,845,000	$33,845,000
senior note, 8.75%, 1/15/23	United States	50,000,000	46,937,500
Mallinckrodt International Finance SA, senior bond, 4.75%, 4/15/23	United States	37,500,000	32,812,500
[f] Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
senior note, 144A, 4.875%, 4/15/20	United States	96,600,000	97,445,250
senior note, 144A, 5.75%, 8/01/22	United States	212,525,000	205,617,937
senior note, 144A, 5.625%, 10/15/23	United States	130,050,000	121,921,875
senior note, 144A, 5.50%, 4/15/25	United States	114,000,000	102,600,000
Tenet Healthcare Corp.,
4.375%, 10/01/21	United States	140,000,000	138,600,000
senior note, 5.00%, 3/01/19	United States	126,800,000	124,264,000
senior note, 5.50%, 3/01/19	United States	50,000,000	49,375,000
senior note, 8.00%, 8/01/20	United States	203,703,000	201,156,712
senior note, 8.125%, 4/01/22	United States	525,000,000	497,962,500
senior note, 6.75%, 6/15/23	United States	324,700,000	286,547,750
[f] senior secured note, second lien, 144A, 7.50%, 1/01/22	United States	36,700,000	38,351,500
[f] Valeant Pharmaceuticals International, senior note, 144A, 6.375%,
10/15/20	United States	160,000,000	138,249,600
[f] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	82,400,000	62,212,000
senior note, 144A, 6.75%, 8/15/18	United States	163,000,000	155,257,500
senior note, 144A, 5.375%, 3/15/20	United States	210,000,000	178,500,000
senior note, 144A, 5.875%, 5/15/23	United States	83,500,000	63,460,000
			4,885,423,483
Industrials 1.9%
The ADT Corp., senior note, 3.50%, 7/15/22	United States	6,700,000	6,415,250
[f] Ahern Rentals Inc., secured note, second lien, 144A, 7.375%, 5/15/23.	United States	50,000,000	42,250,000
[f] Bombardier Inc.,
senior bond, 144A, 6.125%, 1/15/23	Canada	81,300,000	77,917,920
senior bond, 144A, 7.50%, 3/15/25	Canada	25,100,000	24,924,802
senior note, 144A, 6.00%, 10/15/22	Canada	35,000,000	33,075,000
[f] CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	United Kingdom	158,778,982	143,694,979
[f] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24.	United States	29,500,000	31,638,750
[f] Cortes NP Acquisition Corp., senior note, 144A, 9.25%, 10/15/24	United States	77,700,000	82,750,500
[l] General Electric Co., junior sub. bond, 5.00% to 1/21/21, FRN thereafter,
Perpetual	United States	90,153,000	93,664,459
Hertz Corp., senior note, 6.75%, 4/15/19	United States	46,582,000	46,698,455
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	80,000,000	81,200,000
[f] Prime Security Services Borrower LLC/Prime Finance Inc., secured note,
second lien, 144A, 9.25%, 5/15/23	United States	8,000,000	8,730,000
[f] Stena International SA, senior secured bond, first lien, 144A, 5.75%,
3/01/24	Sweden	8,920,000	7,786,714
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	100,000,000	105,125,000
senior sub. note, 6.00%, 7/15/22	United States	84,800,000	88,616,000
United Rentals North America Inc.,
senior bond, 6.125%, 6/15/23	United States	120,000,000	127,800,000
senior bond, 5.75%, 11/15/24	United States	121,700,000	128,393,500
senior bond, 5.875%, 9/15/26	United States	13,700,000	14,162,375
senior bond, 5.50%, 5/15/27	United States	35,600,000	35,377,500

|20

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Industrials (continued)
[f] XPO Logistics Inc., senior note, 144A, 6.50%, 6/15/22	United States	330,000,000	$347,737,500
			1,527,958,704
Information Technology 2.2%
[f] Belden Inc., senior sub. note, 144A, 5.50%, 9/01/22.	United States	40,000,000	41,400,000
[f] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21.	United States	130,805,000	122,874,947
[f,j] Boxer Parent Co. Inc., senior note, 144A, PIK, 9.00%, 10/15/19	United States	55,000,000	51,837,500
[f] CommScope Inc., senior bond, 144A, 5.50%, 6/15/24	United States	100,000,000	103,875,000
[f] CommScope Technologies Finance LLC, senior bond, 144A, 6.00%,
6/15/25	United States	74,200,000	79,023,000
[f] Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	22,800,000	24,258,744
senior note, 144A, 7.125%, 6/15/24	United States	27,100,000	30,090,377
senior secured bond, first lien, 144A, 6.02%, 6/15/26	United States	53,750,000	58,255,002
senior secured note, first lien, 144A, 4.42%, 6/15/21	United States	41,400,000	42,844,570
senior secured note, first lien, 144A, 5.45%, 6/15/23	United States	69,750,000	74,009,284
[f] First Data Corp.,
second lien, 144A, 5.75%, 1/15/24	United States	70,000,000	72,494,100
senior note, 144A, 7.00%, 12/01/23	United States	275,000,000	293,562,500
senior secured note, first lien, 144A, 5.375%, 8/15/23	United States	50,000,000	52,000,000
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	52,500,000	54,862,500
[f,j] Infor Software Parent LLC/Inc., senior note, 144A, PIK, 7.125%, 5/01/21	United States	24,650,000	25,389,500
[f] Inmarsat Finance PLC, senior note, 144A, 4.875%, 5/15/22	United Kingdom	39,000,000	38,220,000
[f] Microsemi Corp., senior note, 144A, 9.125%, 4/15/23	United States	50,600,000	59,202,000
NCR Corp.,
senior note, 5.00%, 7/15/22	United States	40,000,000	41,000,000
senior note, 6.375%, 12/15/23	United States	35,000,000	37,712,500
Qorvo Inc., senior note, 6.75%, 12/01/23	United States	40,000,000	44,150,000
[f] Western Digital Corp.,
senior note, 144A, 10.50%, 4/01/24	United States	240,000,000	284,400,000
senior secured note, 144A, 7.375%, 4/01/23	United States	100,000,000	110,250,000
			1,741,711,524
Materials 1.9%
[f] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.25%, 1/31/19	Luxembourg	37,300,000	38,046,000
senior note, 144A, 6.00%, 6/30/21	Luxembourg	30,000,000	30,637,500
senior note, 144A, 4.625%, 5/15/23	Luxembourg	44,900,000	44,731,625
senior note, 144A, 7.25%, 5/15/24	Luxembourg	46,500,000	49,173,750
Ball Corp., senior bond, 4.00%, 11/15/23	United States	100,000,000	98,375,000
[f] BWAY Holding Co., senior note, 144A, 9.125%, 8/15/21	United States	55,000,000	58,300,000
[f] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24 .	Mexico	88,400,000	91,394,550
[f] Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25.	Mexico	70,000,000	71,020,950
secured note, 144A, 7.25%, 1/15/21	Mexico	111,000,000	119,053,605
senior secured bond, 144A, 7.75%, 4/16/26.	Mexico	75,100,000	83,303,924
The Chemours Co., senior note, 6.625%, 5/15/23	United States	54,900,000	54,625,500
Crown Americas LLC/Crown Americas Capital Corp. IV, senior bond,
4.50%, 1/15/23	United States	105,000,000	107,625,000
[f] First Quantum Minerals Ltd., senior note, 144A, 6.75%, 2/15/20	Canada	50,000,000	50,125,000
[f] FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A,
9.75%, 3/01/22	Australia	500,000,000	582,535,000
[f] Platform Specialty Products Corp., senior note, 144A, 6.50%, 2/01/22	United States	45,000,000	45,562,500

|21

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
[f] Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group
Issuer Luxembourg SA,
first lien, 144A, 5.125%, 7/15/23	United States	21,800,000	$22,181,500
[i] senior secured note, first lien, 144A, FRN, 4.38%, 7/15/21	United States	30,400,000	31,160,000
			1,577,851,404
Real Estate 0.3%
[f] Crescent Communities LLC/Crescent Ventures Inc., secured note, 144A,
8.875%, 10/15/21.	United States	35,000,000	35,437,500
Iron Mountain Inc., senior sub. bond, 5.75%, 8/15/24	United States	80,000,000	82,600,000
iStar Inc., senior note, 5.00%, 7/01/19	United States	100,000,000	100,750,000
			218,787,500
Telecommunication Services 3.1%
CenturyLink Inc.,
senior note, 5.80%, 3/15/22	United States	73,000,000	74,889,240
senior note, 7.50%, 4/01/24	United States	41,600,000	43,784,000
Consolidated Communications Inc., senior note, 6.50%, 10/01/22	United States	100,000,000	99,750,000
[f] Digicel Ltd., senior note, 144A, 6.75%, 3/01/23	Bermuda	68,300,000	61,703,245
Frontier Communications Corp.,
senior bond, 8.75%, 4/15/22	United States	43,900,000	43,680,500
senior note, 9.25%, 7/01/21	United States	63,600,000	67,018,500
senior note, 10.50%, 9/15/22	United States	20,000,000	21,101,000
senior note, 7.125%, 1/15/23	United States	115,850,000	105,423,500
senior note, 11.00%, 9/15/25	United States	20,000,000	20,725,000
Intelsat Jackson Holdings SA, senior bond, 5.50%, 8/01/23	Luxembourg	130,000,000	88,400,000
[f] SFR Group SA, secured bond, 144A, 7.375%, 5/01/26.	France	50,000,000	51,135,750
Sprint Capital Corp., senior note, 6.90%, 5/01/19	United States	220,000,000	233,475,000
Sprint Communications Inc.,
11.50%, 11/15/21	United States	200,000,000	246,500,000
senior note, 8.375%, 8/15/17	United States	135,000,000	140,231,250
senior note, 7.00%, 8/15/20	United States	102,500,000	108,917,525
senior note, 6.00%, 11/15/22	United States	185,000,000	186,850,000
[f] senior note, 144A, 9.00%, 11/15/18	United States	70,000,000	77,350,000
Sprint Corp.,
senior bond, 7.875%, 9/15/23	United States	187,350,000	200,464,500
senior bond, 7.125%, 6/15/24	United States	190,650,000	196,846,125
senior note, 7.625%, 2/15/25	United States	50,000,000	52,687,500
T-Mobile USA Inc.,
senior note, 6.633%, 4/28/21	United States	80,000,000	83,700,000
senior note, 6.00%, 3/01/23	United States	30,000,000	31,762,500
[f] Wind Acquisition Finance SA, secured note, second lien, 144A, 7.375%,
4/23/21	Italy	200,000,000	208,120,000
Zayo Group LLC/Zayo Capital Inc.,
senior note, 6.00%, 4/01/23	United States	77,000,000	80,465,000
senior note, 6.375%, 5/15/25	United States	6,300,000	6,607,125
			2,531,587,260
Utilities 2.4%
The AES Corp.,
senior bond, 4.875%, 5/15/23	United States	90,000,000	89,343,000
senior bond, 5.50%, 3/15/24	United States	50,000,000	51,125,000

|22

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Utilities (continued)
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	285,000,000		$276,450,000
senior note, 5.375%, 1/15/23	United States	310,000,000		304,575,000
senior note, 5.50%, 2/01/24	United States	110,000,000		106,700,000
[f] senior secured bond, 144A, 5.25%, 6/01/26.	United States	60,000,000		59,400,000
Dynegy Inc.,
senior note, 6.75%, 11/01/19	United States	470,000,000		480,575,000
senior note, 7.375%, 11/01/22	United States	270,000,000		259,200,000
senior note, 5.875%, 6/01/23	United States	130,000,000		113,425,000
[f] senior note, 144A, 8.00%, 1/15/25	United States	58,300,000		54,656,250
[f] InterGen NV,
secured bond, 144A, 7.00%, 6/30/23	Netherlands	143,700,000		128,611,500
secured note, 144A, 7.50%, 6/30/21	Netherlands	35,800,000	GBP	39,690,209
				1,963,750,959
Total Corporate Bonds (Cost $26,144,467,968)				26,597,622,258

[i] Senior Floating Rate Interests 4.0%
Consumer Discretionary 1.6%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/28/21	United States	34,211,832		34,040,773
Academy Ltd., Initial Term Loan, 5.00%, 7/02/22	United States	100,999,105		93,640,613
Belk Inc., Closing Date Term Loan, 5.75%, 12/12/22	United States	248,125,000		215,041,749
[m] Global Eagle Entertainment Inc., Initial Term Loans, 8.75%, 12/21/22	United States	100,000,000		98,750,000
iHeartCommunications Inc.,
Tranche D Term Loan, 7.52%, 1/30/19	United States	687,373,595		560,782,062
Tranche E Term Loan, 8.27%, 7/30/19	United States	200,744,256		165,112,151
Neiman Marcus Group Ltd. Inc., Term Loan, 4.25%, 10/25/20	United States	71,267,176		62,358,779
Petco Animal Supplies Stores Inc., Term Loan B-1, 5.00%, 1/26/23	United States	74,437,500		75,104,311
				1,304,830,438
Energy 0.4%
Chesapeake Energy Corp., Class A Loans, 8.50%, 8/23/21	United States	80,000,000		87,366,640
McDermott Finance LLC, Term Loan, 8.484%, 4/16/19	United States	9,383,854		9,524,612
[b] Petroquest Energy Inc., Multidraw Term Loan Facility, 10.00%, 10/17/20	United States	10,000,000		10,044,500
[b] W&T Offshore Inc.,
Second Lien Term Loan, 9.00%, 5/15/20	United States	151,850,000		121,100,375
senior secured, 1.5 lien Term Loan, 11.00%, 11/15/19	United States	75,000,000		75,000,000
				303,036,127
Financials 0.2%
First Eagle Investment Management, Initial Term Loans, 4.998%,
12/01/22	United States	158,399,812		160,181,810
Russell Investments US Institutional Holdco Inc., Initial Term Loan, 6.75%,
6/01/23	United States	49,750,000		50,294,166
				210,475,976
Health Care 0.6%
Arbor Pharmaceuticals LLC, Initial Term Loan, 6.00%, 7/05/23	United States	49,687,500		50,060,156
Concordia International Corp., Initial Dollar Term Loan, 5.25%, 10/21/21	United States	44,550,000		35,013,538
Horizon Pharma Inc., Incremental Term B-1 Loan, 5.50%, 10/26/21.	United States	50,000,000		50,375,000
Lannett Co. Inc., Initial Tranche B Term Loans, 6.375%, 11/25/22	United States	61,750,000		60,978,125
MPH Acquisition Holdings LLC, Initial Term Loan, 5.00%, 6/07/23	United States	55,677,234		56,751,024
U.S. Renal Care Inc., Initial Term Loan, 5.25%, 12/31/22	United States	59,400,000		55,786,520

|23

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

[i] Senior Floating Rate Interests (continued)
Health Care (continued)
Vizient Inc., Term Loan, 5.00%, 2/11/23	United States	175,970,588	$178,976,694
			487,941,057
Industrials 0.5%
CEVA Group PLC, Pre-Funded L/C, 6.50%, 3/19/21	United States	20,320,197	16,630,821
CEVA Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21	Netherlands	20,839,286	17,055,663
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21	Canada	3,592,980	2,940,632
CEVA Logistics U.S. Holdings Inc., U.S. Term Loan, 6.50%, 3/19/21.	United States	28,743,842	23,525,053
Commercial Barge Line Co., Initial Term Loan, 9.75%, 11/12/20	United States	134,750,000	128,012,500
Cortes NP Acquisition Corp., Initial Term Loan, 6.00%, 11/30/23	United States	152,000,000	153,520,000
Navistar Inc., Tranche B Term Loans, 6.50%, 8/07/20.	United States	36,224,869	36,745,602
			378,430,271
Information Technology 0.3%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	87,442,326	87,326,990
Uber Technologies Inc., Term Loan, 5.00%, 7/13/23.	United States	55,000,000	55,419,375
Western Digital Corp., Term Loan B-1, 4.52%, 4/29/23	United States	79,600,000	80,808,248
			223,554,613
Materials 0.2%
Avantor Performance Materials Holdings Inc., Initial Term Loan, 6.00%,
6/21/22	United States	47,664,970	48,320,363
FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%,
6/30/19	Australia	83,665,065	83,936,976
			132,257,339
Utilities 0.2%
Dynegy Finance IV Inc., Term Loans, 5.00%, 6/27/23.	United States	50,000,000	50,696,450
Intergen NV, Term Advance, 5.50%, 6/13/20	Netherlands	43,412,907	42,219,053
Talen Energy Supply LLC, Term Loan, 6.00%, 12/06/23	United States	55,000,000	55,627,330
Texas Competitive Electric Holdings Co. LLC,
Term Loan B, 5.00%, 8/04/23	United States	40,714,286	41,095,982
Term Loan C, 5.00%, 8/04/23.	United States	9,285,714	9,368,357
			199,007,172
Total Senior Floating Rate Interests
(Cost $3,349,433,007)			3,239,532,993

		Shares

Escrows and Litigation Trusts 0.0%
[a,d] Motors Liquidation Co., Escrow Account.	United States	400,000,000	—
[a,d] Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	11,000,000	—
Total Escrows and Litigation Trusts
(Cost $2,416,248)			—

|24

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Number of
		Contracts	Value
Options Purchased (Cost $15,237,005) 0.0%†
Puts - Exchange-Traded
Financials 0.0%†
S&P 500 Index, January Strike Price $2,100, Expires 1/20/17		3,500	$1,001,000
Total Investments before Short Term Investments
(Cost $74,187,413,170)			78,184,017,096

		Principal
	Country	Amount*
Short Term Investments 3.1%
U.S. Government and Agency Securities 0.7%
[n] FHLB, 1/11/17 - 1/18/17	United States	401,400,000	401,363,384
[n] U.S. Treasury Bill, 1/26/17 - 2/02/17	United States	150,000,000	149,956,350
Total U.S. Government and Agency Securities
(Cost $551,301,662)			551,319,734
Total Investments before Money Market Funds
(Cost $74,738,714,832)			78,735,336,830

		Shares
Money Market Funds (Cost $1,916,518,485) 2.4%
[o,p] Institutional Fiduciary Trust Money Market Portfolio, 0.09%	United States	1,916,518,485	1,916,518,485
Investments from Cash Collateral Received for Loaned
Securities 0.0%†
Money Market Funds (Cost $22,136,000) 0.0%†
[o,p] Institutional Fiduciary Trust Money Market Portfolio, 0.09%	United States	22,136,000	22,136,000

		Principal
		Amount*	Value
Repurchase Agreement (Cost $5,534,512) 0.0%†
[q] Joint Repurchase Agreement, 0.50%, 1/03/17 (Maturity Value $5,534,819)
BNP Paribas Securities Corp.
Collateralized by [n]U.S. Treasury Bill, 2/02/17; U.S. Treasury Note,
1.00% - 3.50%, 12/31/16–11/15/20; U.S. Treasury Strips, 11/15/20
(valued at $5,645,205)	United States	5,534,512	5,534,512
Total Investments from Cash Collateral Received for
Loaned Securities (Cost $27,670,512)			27,670,512
Total Investments (Cost $76,682,903,829) 99.5%			80,679,525,827
Options Written (0.0)%†			(1,280,000)
Other Assets, less Liabilities 0.5%.			384,335,137
Net Assets 100.0%			$81,062,580,964

|25

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
	Number of
	Contracts	Value

Options Written (Premiums received $1,914,708)
(0.0)%†
Calls - Exchange-Traded
Information Technology (0.0)%†
Western Digital Corp., January Strike price $70, Expires 1/20/17	10,000	$(1,280,000)

See Abbreviations on page 39.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 8 regarding holdings of 5% voting securities.
cSee Note 6 regarding restricted securities.
dSecurity has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2016, the aggregate value of these securities was $34,955,855, representing less than 0.1% of net assets.
eA portion or all of the security is held in connection with written option contracts open at period end.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
December 31, 2016, the aggregate value of these securities was $19,003,256,083, representing 23.4% of net assets.
gDefaulted security or security for which income has been deemed uncollectible.
hA portion or all of the security is on loan at December 31, 2016.
iThe coupon rate shown represents the rate at period end.
jIncome may be received in additional securities and/or cash.
kAt December 31, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
lPerpetual security with no stated maturity date.
mSecurity purchased on a delayed delivery basis.
nThe security was issued on a discount basis with no stated coupon rate.
oSee Note 9 regarding investments in affiliated management investment companies.
pThe rate shown is the annualized seven-day yield at period end.
qInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2016, all repurchase agreements had been entered into on December 30, 2016.

|26

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, December 31, 2016 (unaudited)
Franklin U.S. Government Securities Fund
	Principal
	Amount	Value

Mortgage-Backed Securities 98.8%
Government National Mortgage Association (GNMA) Fixed Rate 98.8%
GNMA GP 30 Year, 8.25%, 3/15/17 - 5/15/17	$1,218	$1,219
GNMA I SF 15 Year, 6.50%, 5/15/18	3,566	3,572
GNMA I SF 30 Year, 3.50%, 4/15/43 - 5/15/43	35,916,606	37,607,937
GNMA I SF 30 Year, 4.00%, 10/15/40 - 1/15/45	57,913,593	61,997,190
GNMA I SF 30 Year, 4.00%, 8/15/44	23,107,203	24,757,877
GNMA I SF 30 Year, 4.00%, 1/15/45 - 8/15/45	58,326,956	62,526,381
GNMA I SF 30 Year, 4.00%, 9/15/45 - 8/15/46	9,802,295	10,501,334
GNMA I SF 30 Year, 4.50%, 2/15/39 - 11/15/39	57,510,163	62,769,820
GNMA I SF 30 Year, 4.50%, 3/15/39	23,657,911	25,887,906
GNMA I SF 30 Year, 4.50%, 12/15/39 - 4/15/40	54,815,889	59,730,354
GNMA I SF 30 Year, 4.50%, 4/15/40 - 6/15/40	42,475,495	46,167,719
GNMA I SF 30 Year, 4.50%, 6/15/40 - 7/15/40	42,569,634	46,350,470
GNMA I SF 30 Year, 4.50%, 7/15/40	20,622,693	22,329,404
GNMA I SF 30 Year, 4.50%, 7/15/40 - 4/15/41	55,359,719	60,264,240
GNMA I SF 30 Year, 4.50%, 4/15/41 - 6/15/41	17,404,113	19,182,975
GNMA I SF 30 Year, 5.00%, 2/15/33 - 10/15/33	57,324,307	63,338,565
GNMA I SF 30 Year, 5.00%, 10/15/33 - 8/15/35	56,567,247	62,429,362
GNMA I SF 30 Year, 5.00%, 8/15/35 - 10/15/39	57,164,761	63,006,368
GNMA I SF 30 Year, 5.00%, 8/15/39	28,875,432	31,867,295
GNMA I SF 30 Year, 5.00%, 10/15/39	20,110,333	22,391,848
GNMA I SF 30 Year, 5.00%, 10/15/39	27,537,605	30,648,822
GNMA I SF 30 Year, 5.00%, 10/15/39 - 12/15/39.	53,707,384	59,538,514
GNMA I SF 30 Year, 5.00%, 11/15/39	33,256,908	37,023,732
GNMA I SF 30 Year, 5.00%, 12/15/39 - 3/15/40	56,350,408	62,460,535
GNMA I SF 30 Year, 5.00%, 3/15/40	22,123,270	24,624,074
GNMA I SF 30 Year, 5.00%, 3/15/40 - 6/15/40	49,770,792	55,201,006
GNMA I SF 30 Year, 5.00%, 6/15/40	31,237,021	34,726,853
GNMA I SF 30 Year, 5.00%, 9/15/40	29,450,678	32,502,222
GNMA I SF 30 Year, 5.50%, 5/15/28 - 5/15/33	56,225,456	63,416,955
GNMA I SF 30 Year, 5.50%, 5/15/33 - 2/15/35	56,225,339	63,348,355
GNMA I SF 30 Year, 5.50%, 2/15/35 - 12/15/38	53,782,810	60,775,800
GNMA I SF 30 Year, 5.50%, 12/15/38 - 2/15/40	45,889,122	51,513,174
GNMA I SF 30 Year, 6.00%, 10/15/23 - 2/15/33	55,169,400	63,277,297
GNMA I SF 30 Year, 6.00%, 2/15/33 - 12/15/36	54,595,154	63,163,133
GNMA I SF 30 Year, 6.00%, 12/15/36 - 11/15/38.	49,357,546	56,555,194
GNMA I SF 30 Year, 6.00%, 11/15/38 - 12/15/39.	30,751,934	34,885,115
GNMA I SF 30 Year, 6.50%, 5/15/23 - 1/15/37	55,398,785	63,414,263
GNMA I SF 30 Year, 6.50%, 2/15/37 - 8/15/37	3,621,184	4,144,963
GNMA I SF 30 Year, 6.75%, 3/15/26	2,060	2,353
GNMA I SF 30 Year, 7.00%, 3/15/17 - 9/15/32	40,565,647	44,925,168
GNMA I SF 30 Year, 7.25%, 12/15/25 - 1/15/26	98,415	101,199
GNMA I SF 30 Year, 7.50%, 2/15/17 - 8/15/33	12,094,503	13,136,049
GNMA I SF 30 Year, 7.70%, 1/15/21 - 10/15/21	68,213	68,459
GNMA I SF 30 Year, 8.00%, 2/15/17 - 9/15/30	4,979,945	5,214,956
GNMA I SF 30 Year, 8.50%, 1/15/17 - 5/15/25	998,594	1,052,523
GNMA I SF 30 Year, 9.00%, 2/15/17 - 7/15/23	913,236	947,724
GNMA I SF 30 Year, 9.50%, 1/15/17 - 8/15/22	916,974	931,799
GNMA I SF 30 Year, 10.00%, 7/15/17 - 3/15/25	645,942	656,220
GNMA I SF 30 Year, 10.50%, 6/15/17 - 10/15/21.	319,895	324,291
GNMA I SF 30 Year, 11.00%, 11/15/17 - 5/15/21.	50,863	51,460
GNMA II SF 30 Year, 3.00%, 2/20/45	11,913,495	12,075,106

Quarterly Statement of Investments | See Notes to Statements of Investments. | 27

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Government Securities Fund (continued)
	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II SF 30 Year, 3.00%, 7/20/46	$168,574,773	$170,861,554
GNMA II SF 30 Year, 3.00%, 8/20/46	76,930,225	77,973,813
GNMA II SF 30 Year, 3.00%, 9/20/46	24,719,734	25,055,067
GNMA II SF 30 Year, 3.00%, 10/20/46	38,783,072	39,309,179
GNMA II SF 30 Year, 3.00%, 11/20/46	24,944,867	25,283,254
GNMA II SF 30 Year, 3.50%, 10/20/40 - 5/20/43	45,265,203	47,229,045
GNMA II SF 30 Year, 3.50%, 7/20/42	71,295,569	74,401,187
GNMA II SF 30 Year, 3.50%, 8/20/42	24,497,131	25,573,295
GNMA II SF 30 Year, 3.50%, 9/20/42	160,653,472	167,711,079
GNMA II SF 30 Year, 3.50%, 10/20/42	33,100,188	34,554,302
GNMA II SF 30 Year, 3.50%, 11/20/42	27,549,042	28,759,303
GNMA II SF 30 Year, 3.50%, 4/20/43	34,406,201	35,905,044
GNMA II SF 30 Year, 3.50%, 5/20/43	45,953,974	47,970,457
GNMA II SF 30 Year, 3.50%, 6/20/43	53,154,661	55,488,621
GNMA II SF 30 Year, 3.50%, 8/20/43	38,421,599	40,107,943
GNMA II SF 30 Year, 3.50%, 7/20/46	478,507,298	497,766,341
GNMA II SF 30 Year, 3.50%, 8/20/46	395,819,558	411,791,787
GNMA II SF 30 Year, 3.50%, 9/20/46	71,661,045	74,561,624
GNMA II SF 30 Year, 3.50%, 10/20/46	661,635,370	688,388,762
GNMA II SF 30 Year, 3.50%, 11/20/46	74,568,101	77,583,296
GNMA II SF 30 Year, 3.50%, 12/20/46	288,725,000	300,399,783
GNMA II SF 30 Year, 4.00%, 5/20/40 - 2/20/44	30,463,006	32,662,415
GNMA II SF 30 Year, 4.00%, 11/20/40	48,029,070	51,508,775
GNMA II SF 30 Year, 4.00%, 12/20/40	28,040,168	30,071,787
GNMA II SF 30 Year, 4.00%, 1/20/41	30,978,563	33,221,205
GNMA II SF 30 Year, 4.00%, 7/20/41	39,187,710	41,767,659
GNMA II SF 30 Year, 4.00%, 9/20/41	46,169,145	49,192,221
GNMA II SF 30 Year, 4.00%, 10/20/41	56,161,990	59,839,320
GNMA II SF 30 Year, 4.00%, 11/20/41	51,386,188	54,744,263
GNMA II SF 30 Year, 4.00%, 2/20/44	29,615,232	31,690,885
GNMA II SF 30 Year, 4.00%, 2/20/46	61,948,586	65,839,087
GNMA II SF 30 Year, 4.00%, 5/20/46	230,969,934	245,475,329
GNMA II SF 30 Year, 4.50%, 5/20/33 - 6/20/40	47,433,600	51,161,947
GNMA II SF 30 Year, 4.50%, 12/20/39	33,228,284	35,925,919
GNMA II SF 30 Year, 4.50%, 7/20/40 - 8/20/42	35,706,178	38,530,933
GNMA II SF 30 Year, 4.50%, 5/20/41	43,406,854	46,786,451
GNMA II SF 30 Year, 4.50%, 6/20/41	52,630,198	56,698,165
GNMA II SF 30 Year, 4.50%, 7/20/41	56,959,481	61,227,037
GNMA II SF 30 Year, 4.50%, 9/20/41	75,471,900	81,348,168
GNMA II SF 30 Year, 4.50%, 10/20/41	56,807,101	61,281,636
GNMA II SF 30 Year, 4.50%, 2/20/44	31,519,876	33,676,470
GNMA II SF 30 Year, 5.00%, 7/20/33 - 3/20/36	41,027,516	45,719,007
GNMA II SF 30 Year, 5.00%, 9/20/33	30,528,128	34,053,692
GNMA II SF 30 Year, 5.00%, 7/20/39 - 9/20/41	49,051,288	53,990,585
GNMA II SF 30 Year, 5.00%, 6/20/40	22,408,987	24,831,167
GNMA II SF 30 Year, 5.50%, 6/20/34 - 5/20/35	54,559,915	61,283,526
GNMA II SF 30 Year, 5.50%, 12/20/34	19,277,323	21,650,479
GNMA II SF 30 Year, 5.50%, 6/20/35 - 4/20/40	43,887,683	48,863,580
GNMA II SF 30 Year, 6.00%, 10/20/23 - 3/20/36	54,498,861	63,056,230
GNMA II SF 30 Year, 6.00%, 4/20/36 - 7/20/39	32,104,048	36,347,490
GNMA II SF 30 Year, 6.50%, 6/20/24 - 1/20/39	30,026,081	34,533,942
GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33	6,798,271	8,068,574

|28

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Government Securities Fund (continued)
	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32	$1,509,540	$1,723,955
GNMA II SF 30 Year, 8.00%, 1/20/17 - 6/20/30	710,006	837,776
GNMA II SF 30 Year, 8.50%, 2/20/17 - 6/20/25	211,336	223,572
GNMA II SF 30 Year, 9.00%, 11/20/17 - 11/20/21	41,180	44,538
GNMA II SF 30 Year, 9.50%, 3/20/18 - 4/20/25	69,311	72,636
GNMA II SF 30 Year, 10.00%, 10/20/17 - 3/20/21	83,106	88,831
GNMA II SF 30 Year, 10.50%, 10/20/17 - 1/20/21	80,339	81,274
GNMA II SF 30 Year, 11.00%, 7/20/18 - 1/20/21	18,716	18,855
GNMA II SF 30 Year, 11.50%, 1/20/18	334	336
Total Mortgage-Backed Securities (Cost $6,182,380,271)		6,268,633,603

	Shares

Short Term Investments (Cost $65,212,360) 1.0%
Money Market Funds 1.0%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 0.09%	65,212,360	65,212,360
Total Investments (Cost $6,247,592,631) 99.8%.		6,333,845,963
Other Assets, less Liabilities 0.2%		12,188,975
Net Assets 100.0%		$6,346,034,938

See Abbreviations on page 39.

aSee Note 9 regarding investments in affiliated management investment companies.
bThe rate shown is the annualized seven-day yield at period end.

|29

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, December 31, 2016 (unaudited)
Franklin Utilities Fund
	Country	Shares	Value

Common Stocks 98.1%
Electric Utilities 59.1%
ALLETE Inc	United States	1,000,000	$64,190,000
Alliant Energy Corp	United States	3,800,000	143,982,000
American Electric Power Co. Inc	United States	3,900,000	245,544,000
Duke Energy Corp	United States	3,400,000	263,908,000
Edison International	United States	4,100,000	295,159,000
Emera Inc	Canada	2,000,000	67,605,005
Entergy Corp	United States	1,000,000	73,470,000
Eversource Energy	United States	2,000,000	110,460,000
Exelon Corp	United States	6,700,000	237,783,000
FirstEnergy Corp	United States	5,200,000	161,044,000
Great Plains Energy Inc	United States	5,100,000	139,485,000
[a] Hydro One Ltd., 144A	Canada	2,000,000	35,120,643
IDACORP Inc	United States	400,000	32,220,000
NextEra Energy Inc	United States	2,900,000	346,434,000
OGE Energy Corp	United States	2,000,000	66,900,000
PG&E Corp	United States	4,700,000	285,619,000
Pinnacle West Capital Corp	United States	1,900,000	148,257,000
PNM Resources Inc	United States	3,000,000	102,900,000
Portland General Electric Co	United States	1,800,000	77,994,000
PPL Corp	United States	4,400,000	149,820,000
The Southern Co	United States	4,500,000	221,355,000
Westar Energy Inc	United States	2,800,000	157,780,000
Xcel Energy Inc	United States	4,600,000	187,220,000
			3,614,249,648
Gas Utilities 1.5%
ONE Gas Inc	United States	438,181	28,026,057
Spire Inc	United States	1,000,000	64,550,000
			92,576,057
Multi-Utilities 29.5%
Ameren Corp	United States	900,000	47,214,000
Black Hills Corp	United States	500,000	30,670,000
CenterPoint Energy Inc	United States	6,000,000	147,840,000
CMS Energy Corp	United States	4,865,000	202,481,300
Consolidated Edison Inc	United States	1,250,000	92,100,000
Dominion Resources Inc	United States	4,200,000	321,678,000
DTE Energy Co	United States	1,800,000	177,318,000
National Grid PLC	United Kingdom	11,000,000	128,945,138
NiSource Inc	United States	2,000,000	44,280,000
NorthWestern Corp	United States	596,800	33,940,016
Public Service Enterprise Group Inc	United States	2,900,000	127,252,000
Sempra Energy	United States	2,800,000	281,792,000
Vectren Corp	United States	925,100	48,243,965
WEC Energy Group Inc	United States	2,100,000	123,165,000
			1,806,919,419
Oil, Gas & Consumable Fuels 4.6%
Enbridge Inc.	Canada	847,200	35,647,006
Kinder Morgan Inc	United States	3,700,000	76,627,000
Plains GP Holdings LP, A	United States	751,042	26,046,137
Spectra Energy Corp	United States	1,000,000	41,090,000
TransCanada Corp	Canada	1,000,000	45,084,897

Quarterly Statement of Investments | See Notes to Statements of Investments. | 30

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Utilities Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
The Williams Cos. Inc	United States	1,800,000	$56,052,000
			280,547,040
Water Utilities 3.4%
American Water Works Co. Inc	United States	1,800,000	130,248,000
United Utilities Group PLC	United Kingdom	6,700,000	74,363,093
			204,611,093
Total Common Stocks (Cost $3,610,059,676)			5,998,903,257

		Principal
		Amount
Corporate Bonds 0.8%
Electric Utilities 0.1%
Northeast Generation Co., senior secured note, B-1, 8.812%, 10/15/26	United States	$5,964,844	6,391,318
Multi-Utilities 0.7%
Aquila Inc., senior note, 8.27%, 11/15/21	United States	6,100,000	7,228,720
MidAmerican Energy Holdings Co., senior note, 8.48%, 9/15/28	United States	25,000,000	36,218,775
			43,447,495
Total Corporate Bonds (Cost $37,174,342)			49,838,813
Total Investments before Short Term Investments
(Cost $3,647,234,018)			6,048,742,070

		Shares
Short Term Investments (Cost $54,829,201) 0.9%
Money Market Funds 0.9%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.09%	United States	54,829,201	54,829,201
Total Investments (Cost $3,702,063,219) 99.8%			6,103,571,271
Other Assets, less Liabilities 0.2%			12,497,586
Net Assets 100.0%			$6,116,068,857

See Abbreviations on page 39.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
December 31, 2016, the value of this security was $35,120,643, representing 0.6% of net assets.
bSee Note 9 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day yield at period end.

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FRANKLIN CUSTODIAN FUNDS

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following Funds have invested in derivatives during the period.

Franklin Income Fund - Options

4. MORTGAGE DOLLAR ROLLS

The Franklin U.S. Government Securities Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the

|33

FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. MORTGAGE DOLLAR ROLLS (continued)

sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At December 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Franklin
	Franklin	Focused	Franklin
	DynaTech Fund	Growth Fund	Growth Fund
Cost of investments	$1,758,382,529	$2,437,527	$5,691,448,599

Unrealized appreciation	$1,113,299,451	$199,229	$6,458,261,151
Unrealized depreciation	(20,769,391)	(44,143)	(134,268,056)
Net unrealized appreciation (depreciation)	$1,092,530,060	$155,086	$6,323,993,095
		Franklin
	Franklin	U.S. Government	Franklin
	Income Fund	Securities Fund	Utilities Fund
Cost of investments	$76,962,384,686	$6,247,608,167	$3,701,792,779

Unrealized appreciation	$8,155,066,277	$165,875,250	$2,468,893,856
Unrealized depreciation	(4,437,925,136)	(79,637,454)	(67,115,364)
Net unrealized appreciation (depreciation)	$3,717,141,141	$86,237,796	$2,401,778,492

6. RESTRICTED SECURITIES

At December 31, 2016, certain or all Funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Dates	Cost	Value
Franklin Income Fund
2,303,000	Goodrich Petroleum Corp	10/13/16	$20,365,395	$26,790,905
28,306,773	[a] Halcon Resources Corp	6/29/12 - 10/23/15	383,820,185	237,216,363
	Total Restricted Securities (Value is 0.3% of Net Assets)		$404,185,580	$264,007,268

aThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $198,550,000 as of December 31, 2016.

7. UNFUNDED LOAN COMMITMENTS

Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of Investments.

|34

FRANKLIN CUSTODIAN FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

At December 31, 2016, unfunded commitments were as follows:

Unfunded
Borrower	Commitment
Franklin Income Fund
Petroquest Energy Inc., Multidraw Term Loan Facility, 10.00%, 10/17/20	$40,000,000

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended December 31, 2016, certain or all Funds held investments in “affiliated companies” as follows:

	Number of				Number of
	Shares/				Shares/
	Principal				Principal
	Amount*				Amount*
	Held at				Held at	Value at		Realized
	Beginning	Gross		Gross	End	End of	Investment	Gain
Name of Issuer	of Period	Additions		Reductions	of Period	Period	Income	(Loss)

Franklin Income Fund
Non-Controlled Affiliates
CEVA Holdings LLC	91,371	—		—	91,371	$9,137,106	$—	$—
CEVA Holdings LLC, cvt. pfd.,
A-1	2,897	—		—	2,897	941,606	—	—
CEVA Holdings LLC, cvt. pfd.,
A-2	110,565	—		—	110,565	24,877,143	—	—
Goodrich Petroleum Corp	—	2,303,000	[a]	—	2,303,000	26,790,905	—	—
Halcon Resources Corp	28,306,773	—		—	28,306,773	237,216,363	—	—
Halcon Resources Corp., secured
note, second lien, 144A, 8.625%,
2/01/20	190,000,000	—		—	190,000,000	198,550,000	4,051,354	—
PetroQuest Energy Inc	1,283,318	—		—	1,283,318	4,247,783	—	—
Petroquest Energy Inc., Multidraw
Term Loan Facility, 10.00%,
10/17/20	—	10,000,000	[a]	—	10,000,000	10,044,500	2,700,000	—
PetroQuest Energy Inc., secured
note, second lien, 144A, PIK,
10.00%, 2/15/21	58,725,000	—		—	58,725,000	40,737,421	957,329	—
Rex Energy Corp	2,520,000	—		—	2,520,000	—[b]	—	—
Rex Energy Corp	6,194,262	—		(6,194,262)	—	—	—	411,262
Rex Energy Corp., second lien,
1.00% to 10/01/17, 8.00%
thereafter, 10/01/20	110,000,000	—		—	110,000,000	—[b]	—	—
W&T Offshore Inc	28,041,726	—		—	28,041,726	77,675,581	—	—
W&T Offshore Inc., second lien,
144A, PIK, 10.75%, 5/15/20	74,140,000	1,505,453	[a]	—	75,645,453	57,474,683	772,316	—
W&T Offshore Inc., Second Lien
Term Loan, 9.00%, 5/15/20	151,850,000	—		—	151,850,000	121,100,375	3,435,295	—
W&T Offshore Inc., senior
secured, 1.5 lien Term Loan,
11.00%, 11/15/19	75,000,000	—		—	75,000,000	75,000,000	2,073,770	—
W&T Offshore Inc., senior
secured note, third lien, 144A,
PIK, 10.00%, 6/15/21	65,903,000	1,794,026		—	67,697,026	40,449,675	168,540	—

|35

FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8.	HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (continued)

	Number of			Number of
	Shares/			Shares/
	Principal			Principal
	Amount*			Amount*
	Held at			Held at	Value at		Realized
	Beginning	Gross	Gross	End	End of	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	(Loss)

Franklin Income Fund (continued)
Non-Controlled Affiliates (continued)
Total Affiliated Securities (Value is 1.1% of Net Assets)					$924,243,141	$14,158,604	$411,260

*In U.S. dollars unless otherwise indicated.
aGross addition/reduction was the result of various corporate actions.
bAs of December 31,2016 no longer an affiliate.

9. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2016, certain or all Funds held investments in affiliated management investment companies as follows:

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin DynaTech Fund
Non-Controlled Affiliates
Institutional
Fiduciary Trust
Money Market
Portfolio, 0.09%	17,719,400	119,432,500	(111,970,291)	25,181,609	$25,181,609	$494	$—	0.2%

Franklin Growth Fund
Non-Controlled Affiliates
Institutional
Fiduciary Trust
Money Market
Portfolio, 0.09%	856,457,573	102,272,107	(464,043,054)	494,686,626	$494,686,626	$15,216	$—	3.1%

Franklin Income Fund
Non-Controlled Affiliates
Institutional
Fiduciary Trust
Money Market
Portfolio, 0.09%	1,087,361,640	4,227,806,865	(3,376,514,020)	1,938,654,485	$1,938,654,485	$47,710	$—	12.2%

Franklin U.S. Government Securities
Fund
Non-Controlled Affiliates
Institutional
Fiduciary Trust
Money Market
Portfolio, 0.09%	100,549,302	219,293,841	(254,630,783)	65,212,360	$65,212,360	$2,462	$—	0.4%

|36

FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin Utilities Fund
Non-Controlled Affiliates
Institutional
Fiduciary Trust
Money Market
Portfolio, 0.09%	35,157,723	111,319,930	(91,648,452)	54,829,201	$54,829,201	$1,327	$—	0.3%

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of December 31, 2016, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Equity Investments[a]	$2,825,730,980	$—	$—	$2,825,730,980
Short Term Investments	25,181,609	—	—	25,181,609
Total Investments in Securities	$2,850,912,589	$—	$—	$2,850,912,589

Franklin Focused Growth Fund
Assets:
Investments in Securities:
Equity Investments[a]	$2,592,613	$—	$—	$2,592,613

Franklin Growth Fund
Assets:
Investments in Securities:
Equity Investments[a]	$11,520,755,068	$—	$—	$11,520,755,068
Short Term Investments	494,686,626	—	—	494,686,626
Total Investments in Securities	$12,015,441,694	$—	$—	$12,015,441,694

|37

FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

10. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin Income Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Energy.	$5,964,081,257	$199,969,034	$264,007,268	$6,428,057,559
Financials	5,610,058,530	115,812,500	—	5,725,871,030
Industrials	3,791,541,761	34,955,855	—	3,826,497,616
All Other Equity Investments[a]	22,808,036,460	—	—	22,808,036,460
Equity-Linked Securities	—	8,854,141,551	—	8,854,141,551
Convertible Bonds	—	703,256,629	—	703,256,629
Corporate Bonds	—	26,597,622,258	—	26,597,622,258
Senior Floating Rate Interests	—	3,239,532,993	—	3,239,532,993
Escrows and Litigation Trusts	—	—	—[c]	—
Options Purchased	1,001,000	—	—	1,001,000
Short Term Investments	2,088,610,835	406,897,896	—	2,495,508,731
Total Investments in Securities	$40,263,329,843	$40,152,188,716	$264,007,268	$80,679,525,827

Other Financial Instruments:
Unfunded Loan Commitments.	$—	$178,000	$—	$178,000

Liabilities:
Other Financial Instruments:
Options Written	$1,280,000	$—	$—	$1,280,000

Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
Mortgage-Backed Securities	$—	$6,268,633,603	$—	$6,268,633,603
Short Term Investments	65,212,360	—	—	65,212,360
Total Investments in Securities	$65,212,360	$6,268,633,603	$—	$6,333,845,963

Franklin Utilities Fund
Assets:
Investments in Securities:
Equity Investments[a]	$5,998,903,257	$—	$—	$5,998,903,257
Corporate Bonds	—	49,838,813	—	49,838,813
Short Term Investments	54,829,201	—	—	54,829,201
Total Investments in Securities	$6,053,732,458	$49,838,813	$—	$6,103,571,271

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred and convertible preferred stocks as well as other equity investments.
cIncludes securities determined to have no value at December 31, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

11. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

|38

FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

12. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Currency		Selected Portfolio
EUR	Euro	ADR	American Depository Receipt
GBP	British Pound	FHLB	Federal Home Loan Bank
USD	United States Dollar	FHLMC	Federal Home Loan Mortgage Corp.
		FRN	Floating Rate Note
		GP	Graduated Payment
		L/C	Letter of Credit
		MTN	Medium Term Note
		PIK	Payment-In-Kind
		SF	Single Family
		SFR	Single Family Revenue

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|39

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CUSTODIAN FUNDS

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 24, 2017

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 24, 2017